Income taxes (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Loss before income taxes	R$ (2,845)	R$ (17,733)	R$ (6,192)
Income taxes at the rate of 34%	967	6,029	2,105
Permanent adjustments to the IR and CSL calculation basis
Income taxes on equity in results of investees	3	(7)	2
Thin capitalization	(1,446)	(1,154)	(613)
Use of tax loss carryforward in settlement of assessment	(406)
Tax effects on gain on the sale of subsidiary Cetrel		144
Tax sparing credits	2,113
Capital gains taxes	(188)
Valuation allowance for realization of deferred tax asset	(8,759)
IR and CSL accrued in previous years	314
Non-taxable effect on Selic interest accrued on tax overpayments	303
Difference of rate applicable to each country	44	914	770
Taxes on dividends distribution	(984)		(836)
International Tax Reform - Pillar Two	211	(197)
Other permanent adjustments	(288)	(48)	(126)
Effect of income taxes on results of operations	(8,116)	5,681	1,302
Current income taxes expense	(183)	(613)	(191)
Current income tax - Pillar Two	211	(197)
Deferred tax	(8,144)	6,491	1,493
Total	R$ (8,116)	R$ 5,681	R$ 1,302
Effective rate	(285.20%)	32.00%	21.00%